(Vanguard Extended Market Index Fund Participant) (Vanguard Extended Market Index Fund)	12 Months Ended
Dec. 31, 2012
Vanguard Extended Market Index Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.04%
Vanguard Extended Market Index Fund - Admiral Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.04%
Vanguard Extended Market Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.04%
Vanguard Extended Market Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.04%
Vanguard Extended Market Index Fund - Signal Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.04%
Vanguard Extended Market Index Fund - Institutional Plus Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.04%